Major Customers and Suppliers (Predecessor [Member])	12 Months Ended
Dec. 31, 2013
Predecessor [Member]
Concentration Risk [Line Items]
Major Customers and Suppliers
MAJOR CUSTOMERS AND SUPPLIERS
Dependence on Major Customers
The Predecessor believes, due to the competitive nature of goods and services supporting the oil and natural gas industry, plus access to several marketing alternatives, the Predecessor is not significantly dependent on any single purchaser. The following purchasers accounted for 10% or greater of total revenues for the periods indicated:

	Percentage of Total Revenues for the Year Ended December 31,
	2013	2012	2011
Shell Trading (US) Company	40%	3%	—
Enterprise Crude Oil LLC	14%	—	—
Diamondback E&P, LLC	11%	2%	—
Coronado Midstream, LLC	8%	11%	9%
Plains Marketing, L.P.	13%	76%	78%

Management believes that there are potential alternative purchasers and that it may be necessary to establish relationships with new purchasers. However, there can be no assurance that the Predecessor can establish such relationships or that those relationships will result in an increased number of purchasers. Although the Predecessor is exposed to a concentration of credit risk, management believes that all of the Predecessor's purchasers are credit worthy.